MINERAL, ROYALTY AND OTHER INTERESTS (Narrative) (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 26, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / item	Dec. 31, 2017 USD ($) yr $ / item	Dec. 31, 2016 USD ($) $ / item	Sep. 29, 2017 USD ($)
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Proceeds from disposal of mineral, royalty and other interests			$ 3,600	$ 5,617
Acquisition of mineral, royalty and other interests			4,409	10,806
Impairment of mineral, royalty and other interests			$ 9,104	$ 2,507
Chapada Mine [member] | Copper Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Percentage of life of mine gold or relevant commodity		4.20%	4.20%
Bombore [Member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Proceeds from disposal of mineral, royalty and other interests	$ 3,600
Proceeds from sale of royalty interest percentage premium on original upfront payment	20.00%
Bachelor Lake [Member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Agreement election payment amount to reduce net smelter return percentage		$ 2,000
Other income			$ 3,000
Bachelor Lake [Member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Percentage of life of mine gold or relevant commodity		20.00%	20.00%
Threshold, maximum measurement weight commodity, purchased		12,000	12,000
Net smelter return royalty percentage			1.00%
Net smelter return royalty percentage if agreement option exercised		1.80%
Metanor's Barry Project [member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Net smelter return royalty percentage		3.90%
Coringa Project [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Fair value assumption used for life of mine, years | yr			5
Description of key assumptions on which management has based determination of fair value less costs of disposal			The recoverable amount of $3.4 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 5 year mine life, a long term gold price of $1,300 and a 6% discount rate.
Fair value assumption commodity price used | $ / item		1,300	1,300
Discount rate used in current measurement of fair value less costs of disposal		6.00%	6.00%
Impairment of mineral, royalty and other interests			$ 4,500
Recoverable amount of asset or cash-generating unit		$ 3,400	3,400
Other Royalties [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Discount rate used in current measurement of fair value less costs of disposal				4.00%
Impairment of mineral, royalty and other interests			$ 9,104	$ 2,507
Other Royalties [member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Fair value assumption commodity price used | $ / item				1,300
Other Royalties Lacking Significant Progress [Member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Impairment of mineral, royalty and other interests				$ 1,400
Other Royalties within Royalty Portfolio [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Impairment of mineral, royalty and other interests				$ 1,100
Emigrant Springs [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Description of key assumptions on which management has based determination of fair value less costs of disposal			The recoverable amount of $0.5 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 1 - 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.
Fair value assumption commodity price used | $ / item		1,300	1,300
Discount rate used in current measurement of fair value less costs of disposal		4.00%	4.00%
Impairment of mineral, royalty and other interests			$ 4,600
Recoverable amount of asset or cash-generating unit		$ 500	$ 500
Metanor Resources Incorporated [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Fair value of shares received					$ 2,000
Bottom of range [member] | Emigrant Springs [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Fair value assumption used for life of mine, years | yr			1
Top of range [member] | Emigrant Springs [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Fair value assumption used for life of mine, years | yr			3
After 12,000 Ounces [member] | Bachelor Lake [Member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Net smelter return royalty percentage		3.90%
Before 12,000 Ounces [member] | Bachelor Lake [Member] | Gold Commodity Type [member]
Disclosure Of Property Plant And Equipment And Exploration And Evaluation [line items]
Commodity purchase quantity per quarter		1,500